Annual Total Returns [BarChart] - Conservative Growth Lifestyle Fund - Conservative Growth Lifestyle Fund	May 25, 2021
Bar Chart Table:
Annual Return 2011	3.43%
Annual Return 2012	11.89%
Annual Return 2013	9.34%
Annual Return 2014	3.66%
Annual Return 2015	(1.35%)
Annual Return 2016	6.64%
Annual Return 2017	10.25%
Annual Return 2018	(6.05%)
Annual Return 2019	16.55%
Annual Return 2020	10.89%